ACQUISITIONS (Details) - Insumos Agroquimicos S.A. $ in Millions	3 Months Ended
Jun. 30, 2021 USD ($)
Disclosure of detailed information about business combination
Revenue of the acquiree since the acquisition date	$ 7.6
Profit or loss of the acquiree since the acquisition date	0.2
Revenue of the combined entity for the current reporting period as though the acquisition date for the business combination had been as of the beginning of the annual reporting period	233.3
Profit or loss of the combined entity for the current reporting period as though the acquisition date for the business combination had been as of the beginning of the annual reporting period	$ 4.6